Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Trademark	16,200	16,200
Backlog	5,815	5,815
Customer relationship	11,400	11,400
Reacquired right	200	200
Total cost	33,615	33,615

Less: accumulated amortization	8,647	14,278

Intangible assets, net	24,968	19,337